Financial instruments (Liquidity risk) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value	$ 20,443,949			$ 19,053,496
Total contractual amount	22,016,086			20,819,447
Accounts payable and accrued liabilities [note 19]	$ 10,115,870			10,069,177
Borrowings, interest rate	3.00%		3.00%
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	$ 15,834,453			15,288,484
2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	3,315,888			2,738,074
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	883,816			624,451
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	1,981,929			2,168,438
Accounts Payable and Accrued Liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value	9,620,591			9,586,423
Total contractual amount	9,620,591			9,586,423
Accounts Payable and Accrued Liabilities | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	9,620,591			9,586,423
Accounts Payable and Accrued Liabilities | 2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	0			0
Accounts Payable and Accrued Liabilities | 4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	0			0
Accounts Payable and Accrued Liabilities | Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	0			0
Bank indebtedness
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value	991,902
Total contractual amount	991,902
Bank indebtedness | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	991,902
Bank indebtedness | 2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	0
Bank indebtedness | 4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	0
Bank indebtedness | Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	0
Term Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value	389,987			190,905
Total contractual amount	520,444			263,232
Term Loans | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	59,917			85,731
Term Loans | 2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	190,587			67,561
Term Loans | 4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	180,000			62,823
Term Loans | Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	89,940			47,117
Balance due on business combination
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value	3,907,775			3,952,203
Total contractual amount	4,137,820			4,355,600
Balance due on business combination | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	2,177,800			2,395,580
Balance due on business combination | 2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	1,960,020			1,960,020
Balance due on business combination | 4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	0			0
Balance due on business combination | Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	0			0
Lease labilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value	5,533,694			5,323,965
Total contractual amount	6,745,329			6,614,192
Lease labilities | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	2,984,243			3,220,750
Lease labilities | 2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	1,165,281			710,493
Lease labilities | 4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	703,816			561,628
Lease labilities | Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual amount	1,891,989			$ 2,121,321
Line of credit
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Proceeds from borrowings drawn against this facility	498,200
Maximum available line of credit	500,000
Line of credit | Subsidiaries [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Proceeds from borrowings drawn against this facility	493,702	€ 341,473
Maximum available line of credit	$ 576,000		€ 400,000
Line of credit | Subsidiaries [Member] | Canadian facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, interest rate	7.45%		7.45%
Borrowings, interest rate basis	prime rate plus 1%	prime rate plus 1%
Spread on variable rate	1.00%	1.00%
Line of credit | Subsidiaries [Member] | Italian facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, interest rate	8.00%		8.00%
Borrowings, interest rate basis	prime rate plus 1%	prime rate plus 1%
Spread on variable rate	1.00%	1.00%